Commitments and Contingencies Risks and Uncertainties - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Oct. 05, 2020
Loss Contingencies [Line Items]
Underwriting fee, per unit cash paid	$ 0.35	$ 0.35
IPO [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Deferred underwriting fees non current	$ 13,125,000	$ 13,125,000	$ 13,125,000
Private Placement [Member]
Loss Contingencies [Line Items]
Stock related warrants issued during the period shares	2,500,000	2,500,000